Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	£ 42,574	£ 44,351
Net debt, Subsidiaries acquired	(95)	3
Net Debt Adjustment On Cash Flow	(2,340)	(1,609)
Net Debt Adjustment on Foreign Exchange	(69)	(873)
Net Debt Adjustment On Fair Value,Accrued Interest And Other	171	95
Net Debt, Closing balance	40,241	42,574
Accounting policy change (IFRS 9)		607
Borrowings (Excluding Lease Liabilities) [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	44,787	47,495
Net Debt Adjustment On Cash Flow	(1,049)	(1,176)
Net Debt Adjustment on Foreign Exchange	(195)	(1,536)
Net Debt Adjustment On Fair Value,Accrued Interest And Other	(50)	4
Net Debt, Closing balance	43,493	44,787
Lease Liabilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	579	14
Net debt, Subsidiaries acquired	1	3
Net Debt Adjustment On Cash Flow	(164)	(154)
Net Debt Adjustment on Foreign Exchange	(24)	(30)
Net Debt Adjustment On Fair Value,Accrued Interest And Other	83	139
Net Debt, Closing balance	475	579
Accounting policy change (IFRS 9)		607
Derivatives in Respect of Net Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	(143)	(378)
Net Debt Adjustment On Cash Flow	(240)	(391)
Net Debt Adjustment on Foreign Exchange	(134)	598
Net Debt Adjustment On Fair Value,Accrued Interest And Other	171	28
Net Debt, Closing balance	(346)	(143)
Cash and Cash Equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	(2,526)	(2,602)
Net debt, Subsidiaries acquired	(96)
Net Debt Adjustment On Cash Flow	(768)	17
Net Debt Adjustment on Foreign Exchange	264	57
Net Debt Adjustment On Fair Value,Accrued Interest And Other	(13)	2
Net Debt, Closing balance	(3,139)	(2,526)
Current Investments Held at Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Net Debt, Opening balance	(123)	(178)
Net Debt Adjustment On Cash Flow	(119)	95
Net Debt Adjustment on Foreign Exchange	20	38
Net Debt Adjustment On Fair Value,Accrued Interest And Other	(20)	(78)
Net Debt, Closing balance	£ (242)	£ (123)